VARIFLEX LS(R)
VARIFLEX SIGNATURE(R)
AND VARIFLEX EXTRA CREDIT(R)
================================================================================
ANNUITY VIII

2000 ANNUAL REPORT

[LOGO]
SECURITY BENEFIT LIFE
INSURANCE COMPANY
A Member of The Security Benefit
Group of Companies

A MESSAGE FROM SECURITY BENEFIT

DEAR VALUED SECURITY BENEFIT GROUP CUSTOMER:

Despite the uncertainties of the stock market,  the year 2000 was an outstanding year for Security Benefit Group. We continued delivering solid financial results in 2000 - record  sales,  revenues,  equity and assets  under  management  - and fortified our financial strength,  thus, enriching our ability to help customers build financially secure futures.

For Security  Benefit Group,  2000 is best described by two words - eventful and exciting.

2000 - AN EVENTFUL YEAR

2000 was an eventful year for our company  because of the major  investments  we made in cutting edge  technology,  innovative  products and our core  retirement plan business - K-12 education professionals.

Throughout  2000,  we invested in  technology  that will  enhance our ability to provide  outstanding  customer  service.  Already  recognized as one of the best providers of customer service in the financial services industry, our goal is to be the best. Bottom line - the  technological  advances we introduce in 2001 are designed to equip our customer service  professionals with the tools to give you the critical information you need to make sound financial decisions.

We also  invested  in a variety of new and  innovative  annuity  and mutual fund products  that blaze an exciting new trail in the financial  services  industry.
Choice and  flexibility  are at the heart of several  creative new products that will be launched throughout 2001.

The highlight of our year,  though,  was being named the  exclusive  provider of retirement plan products and services to the 2.6 million members of the National
Education  Association  (NEA).  Security  Benefit and its  affiliates  have been providing  retirement products and services to K-12 education  professionals for over 30 years - it's our core  business and we plan to continue  focusing on our core  business  for  many,  many  more  years.  The  relationship  with  the NEA reinforces our position in this market segment and strengthens our commitment to the country's largest body of unsung heroes.

2000 - AN EXCITING YEAR

2000 was an exciting  year  because the  investments  that were made in Security
Benefit Group have resulted in a future more  brilliant than ever before and has triggered a strong wave of momentum and enthusiasm throughout the organization.

Our investment  team received  strong  recognition for their ability to generate outstanding  performances.  In particular,  our mid-cap funds,  global fund, and diversified  income fund led the list with our mid-cap investment team receiving recognition  by Mutual  Fund  magazine,  Investors  Business  Daily,  Lipper and others.  That's  exciting!  We also continued to receive top recognition for our outstanding annuity and mutual fund customer service.

Most importantly,  though, we're excited about our future with you. 2001 has the beginnings of another record year for Security Benefit Group.  Thank you for the privilege  of helping you plan and save for your  retirement.  Our  objective is simple  - to be  the  most  customer-focused  company  in the  entire  financial services industry and to help you reach your retirement goals.

Sincerely,

KRIS A. ROBBINS

Kris A. Robbins
President & Chief Executive Officer
Security Benefit Group

BOARD OF DIRECTORS

HOWARD R. FRICKE
Chairman of the Board
Security Benefit Life Insurance Company
Topeka, Kansas

KRIS A. ROBBINS
President and CEO
Security Benefit Life Insurance Company
Topeka, Kansas

SISTER LORETTO MARIE COLWELL
President and CEO
St. Francis Hospital and Medical Center
Topeka, Kansas

JOHN C. DICUS
Chairman of the Board
Capitol Federal Savings Bank
Topeka, Kansas

STEVEN J. DOUGLASS
Chairman and CEO
Payless ShoeSource
Topeka, Kansas

WILLIAM W. HANNA
Vice Chairman
Koch Industries, Inc.
Wichita, Kansas

JOHN E. HAYES, JR.
Chairman of the Board and CEO (Ret.)
Western Resources, Inc.
Topeka, Kansas

PAT A. LOCONTO
Chief Executive Officer (Ret.)
Deloitte Consulting
New York, New York

FRANK C. SABATINI
Chairman of the Board and CEO
Capital City Bank
Topeka, Kansas

ROBERT C. WHEELER
Chairman and CEO
Hill's Pet Nutrition, Inc.
Topeka, Kansas

NOTICE OF MEETING OF MEMBERS

The annual meeting of members of Security  Benefit  Mutual Holding  Company (the
"Mutual  Holding  Company")  will be held on  Tuesday,  June 5, 2001,  at 700 SW
Harrison St.,  Topeka,  Kansas,  at 1:00 p.m. Each owner of an insurance  policy issued by  Security  Benefit  Life  Insurance  Company is a member of the Mutual
Holding  Company and is entitled to vote,  either in person or by proxy,  on all matters  coming  before the meeting.  Proxies are  available  from the corporate secretary and must be returned no later than May 31, 2001.

This report is submitted only for the general  information  of Security  Benefit
Life Variable Annuity  contractowners and participants and is not authorized for distribution to the public.

For More Information Call
1-800-888-2461

www.securitybenefit.com

REPORT OF INDEPENDENT AUDITORS

THE CONTRACT OWNERS OF VARIABLE ANNUITY
ACCOUNT VIII AND THE BOARD OF DIRECTORS OF
SECURITY BENEFIT LIFE INSURANCE COMPANY

We have  audited the  accompanying  individual  and combined  balance  sheets of
Variable  Annuity  Account  VIII  (comprised  of the  individual  subaccount  as indicated  therein) as of December  31,  2000,  and the  related  statements  of operations  and changes in net assets for the year then ended,  except for those individual  subaccounts  operating  for portions of a period as disclosed in the financial  statements.  These  financial  statements are the  responsibility  of
Security Benefit Life Insurance Company's  management.  Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with auditing standards  generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable  assurance about whether the financial  statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting  the  amounts  and  disclosures  in  the  financial  statements.  Our procedures  included  confirmation of investments owned as of December 31, 2000, by correspondence  with the transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audit provides a reasonable basis for our opinion.

In our opinion,  the financial  statements  referred to above present fairly, in all material  respects,  the individual and combined  financial  position of the individual  subaccounts of Variable  Annuity  Account VIII at December 31, 2000,
and the individual and combined result of their  operations and changes in their net  assets  for the  periods  described  above in  conformity  with  accounting principles generally accepted in the United States.

                                                               Ernst & Young LLP

February 2, 2001

VARIABLE ANNUITY ACCOUNT VIII
==========================================================================================
BALANCE SHEETS                                                           DECEMBER 31, 2000
------------------------------------------------------------------------------------------
ASSETS                           (DOLLARS IN THOUSANDS - EXCEPT PER SHARE AND UNIT VALUES)

Investments:
   SBL Fund:

     Series A (Equity Series) - 3,763,682 shares at net
       asset value of $28.50 per share (cost, $125,534)........................   $107,265

     Series B (Large Cap Value Series) - 2,407,209 shares
       at net asset value of $19.93 per share (cost, $60,541)..................     47,976

     Series C (Money Market Series) - 3,018,073 shares at
       net asset value of $12.69 per share (cost, $37,909).....................     38,299

     Series D (Global Series) - 9,840,293 shares at net
       asset value of $8.49 per share (cost, $81,871)..........................     83,544

     Series E (Diversified Income Series) - 2,911,417 shares
       at net asset value of $11.37 per share (cost, $32,753)..................     33,103

     Series G (Large Cap Growth Series) - 328,745 shares
       at net asset value of $7.98 per share (cost, $3,062)....................      2,623

     Series H (Enhanced Index Series) - 1,369,697 shares
       at net asset value of $9.95 per share (cost, $14,768)...................     13,628

     Series I (International Series) - 500,797 shares at
       net asset value of $10.35 per share (cost, $5,351)......................      5,183

     Series J (Mid Cap Growth Series) - 2,706,129 shares at
       net asset value of $32.82 per share (cost, $81,877).....................     88,815

     Series K (Global Strategic Income Series) - 464,599 shares
       at net asset value of $9.98 per share (cost, $4,615)....................      4,637

     Series L (Capital Growth Series) - 495,985 shares at
       net asset value of $8.05 per share (cost, $4,608).......................      3,993

     Series M (Global Total Return Series) - 1,007,224 shares
       at net asset value of $10.46 per share (cost, $12,372)..................     10,536

     Series N (Managed Asset Allocation Series) - 2,570,670 shares
       at net asset value of $16.08 per share (cost, $41,094)..................     41,336

     Series O (Equity Income Series) - 3,457,252 shares at
       net asset value of $17.66 per share (cost, $60,297).....................     61,055

     Series P (High Yield Series) - 1,105,263 shares at
       net asset value of $14.25 per share (cost, $17,597).....................     15,750

     Series Q (Small Cap Value Series) - 220,187 shares at
       net asset value of $10.74 per share (cost, $2,218)......................      2,365

     Series S (Social Awareness Series) - 1,558,475 shares
       at net asset value of $27.62 per share (cost, $46,428)..................     43,045

     Series T (Technology Series) - 597,948 shares at
       net asset value of $6.13 per share (cost, $5,244).......................      3,665

     Series V (Mid Cap Value Series) - 2,459,975 shares at
       net asset value of $22.19 per share (cost, $42,514).....................     54,587

     Series W (Main Street Growth & Income(R) Series) - 665,077
       shares at net asset value of $9.01 per share (cost, $6,528).............      5,992

     Series X (Small Cap Growth Series) - 1,870,858 shares
       at net asset value of $17.55 per share (cost, $36,784)..................     32,834

     Series Y (Select 25 Series) - 2,213,188 shares at
       net asset value of $10.38 per share (cost, $25,426).....................     22,973

Mortality adjustment receivable................................................          3
                                                                                   -------
Combined assets................................................................   $723,207
                                                                                   =======

                                  See accompanying notes.

VARIABLE ANNUITY ACCOUNT VIII
==========================================================================================
BALANCE SHEETS (CONTINUED)                                               DECEMBER 31, 2000
------------------------------------------------------------------------------------------
LIABILITIES AND NET ASSETS

Liabilities - actuarial risk fee payable.......                                   $     56

NET ASSETS
Net assets are represented by:
                                                   NUMBER      UNIT
                                                  OF UNITS     VALUE    AMOUNT
                                                  -----------------------------
  Equity Subaccount:
    Accumulation units.........................   4,682,376   $22.90   $107,220
    Annuity units..............................       2,300    22.90         53    107,273
                                                                        -------
  Large Cap Value Subaccount:
    Accumulation units.........................   2,657,351    18.03     47,912
    Annuity units..............................       3,313    18.03         60     47,972
                                                                        -------
  Money Market Subaccount:
    Accumulation units.........................   3,083,268    12.41     38,259
    Annuity units..............................       3,918    12.41         49     38,308
                                                                        -------
  Global Subaccount:
    Accumulation units.........................   3,298,453    25.32     83,515
    Annuity units..............................         617    25.32         16     83,531
                                                                        -------
  Diversified Income Subaccount:
    Accumulation units.........................   2,489,946    13.27     33,045
    Annuity units..............................       3,787    13.27         50     33,095
                                                                        -------
  Large Cap Growth Subaccount:
    Accumulation units.........................     331,752     7.91                 2,623

  Enhanced Index Subaccount:
    Accumulation units.........................   1,383,511     9.85                13,627

  International Subaccount:
    Accumulation units.........................     514,978    10.06                 5,183

  Mid Cap Growth Subaccount:
    Accumulation units.........................   2,560,494    34.68     88,796
    Annuity units..............................         267    34.68          9     88,805
                                                                        -------
  Global Strategic Income Subaccount:
    Accumulation units.........................     347,001    13.36                 4,636

  Capital Growth Subaccount:
    Accumulation units.........................     500,333     7.98                 3,992

  Global Total Return Subaccount:
    Accumulation units.........................     761,721    13.76     10,480
    Annuity units..............................       3,700    13.76         51     10,531
                                                                        -------
  Managed Asset Allocation Subaccount:
    Accumulation units.........................   2,421,617    17.05     41,283
    Annuity units..............................       3,182    17.05         54     41,337
                                                                        -------
  Equity Income Subaccount:
    Accumulation units.........................   2,884,264    21.12     60,920
    Annuity units..............................       5,715    21.12        121     61,041
                                                                        -------
  High Yield Subaccount:
    Accumulation units.........................   1,309,869    11.98     15,695
    Annuity units..............................       4,261    11.98         51     15,746
                                                                        -------
  Small Cap Value Subaccount:
    Accumulation units.........................     222,031    10.65                 2,365

  Social Awareness Subaccount:
    Accumulation units.........................   1,888,010    22.80                43,044

                                  See accompanying notes.

==========================================================================================

------------------------------------------------------------------------------------------

                                                   NUMBER      UNIT
                                                  OF UNITS     VALUE    AMOUNT
                                                  -----------------------------
  Technology Subaccount:
    Accumulation units.........................     603,201     6.08                 3,667

  Mid Cap Value Subaccount:
    Accumulation units.........................   2,371,723    23.00     54,552
    Annuity units..............................       1,185    23.00         27     54,579
                                                                        -------
  Main Street Growth and Income(R) Subaccount:
    Accumulation units.........................     670,557     8.94                 5,992

  Small Cap Growth Subaccount:
    Accumulation units.........................   1,888,274    17.38     32,817
    Annuity units..............................         467    17.38          8     32,825
                                                                        -------
  Select 25 Subaccount:
    Accumulation units.........................   2,270,913    10.12                22,979
                                                                                   -------
Combined net assets............................                                    723,151
                                                                                   -------
Combined liabilities and net assets............                                   $723,207
                                                                                   =======

                                  See accompanying notes.

VARIABLE ANNUITY ACCOUNT VIII
==========================================================================================
STATEMENTS OF OPERATIONS                                      YEAR ENDED DECEMBER 31, 2000
                                                                         (EXCEPT AS NOTED)
------------------------------------------------------------------------------------------
                                                                            (IN THOUSANDS)

                                                              LARGE CAP
                                                 EQUITY         VALUE        MONEY MARKET
                                               SUBACCOUNT     SUBACCOUNT      SUBACCOUNT
                                               ------------------------------------------
Investment income (loss):
  Dividend distributions....................    $     35       $ 1,582         $  193
  Expenses (NOTE 2):
    Mortality and expense risk fee..........      (1,553)         (630)          (423)
    Administrative fee......................        (185)          (75)           (50)
                                               ------------------------------------------
Net investment income (loss)................      (1,703)          877           (280)

Net realized and unrealized
  gain (loss) on investments:
  Capital gains distributions...............       9,878         4,468            ---
  Realized gain (loss) on investments.......        (352)       (6,281)           255
  Unrealized gain (loss) on investments.....     (26,539)       (4,192)         1,510
                                               ------------------------------------------
Net realized and unrealized
  gain (loss) on investments................     (17,013)       (6,005)         1,765
                                               ------------------------------------------
Net increase (decrease) in net
  assets resulting from operations..........    $(18,716)      $(5,128)        $1,485
                                               ==========================================

                                                              DIVERSIFIED    LARGE CAP
                                                 GLOBAL         INCOME         GROWTH
                                               SUBACCOUNT     SUBACCOUNT     SUBACCOUNT*
                                               -----------------------------------------
Investment income (loss):
  Dividend distributions....................   $    ---        $   222         $ ---
  Expenses (NOTE 2):
    Mortality and expense risk fee..........     (1,012)          (382)           (8)
    Administrative fee......................       (121)           (46)           (1)
                                               -----------------------------------------
Net investment income (loss)................     (1,133)          (206)           (9)

Net realized and unrealized
  gain (loss) on investments:
  Capital gains distributions...............      8,084            ---           ---
  Realized gain (loss) on investments.......      8,276         (1,477)          (51)
  Unrealized gain (loss) on investments.....    (14,308)         3,804          (439)
                                               -----------------------------------------
Net realized and unrealized
  gain (loss) on investments................      2,052          2,327          (490)
                                               -----------------------------------------
Net increase (decrease) in net
  assets resulting from operations..........   $    919        $ 2,121         $(499)
                                               =========================================

*For the period from May 1, 2000 (inception date) through December 31, 2000.

                                  See accompanying notes.

==========================================================================================

------------------------------------------------------------------------------------------

                                                ENHANCED                         MID CAP
                                                 INDEX        INTERNATIONAL       GROWTH
                                               SUBACCOUNT      SUBACCOUNT       SUBACCOUNT
                                               -------------------------------------------
Investment income (loss):
  Dividend distributions....................    $   ---          $ ---           $   ---
  Expenses (NOTE 2):
    Mortality and expense risk fee..........       (138)           (47)             (932)
    Administrative fee......................        (17)            (6)             (111)
                                               -------------------------------------------
Net investment income (loss)................       (155)           (53)           (1,043)

Net realized and unrealized
  gain (loss) on investments:
  Capital gains distributions...............         88            ---             5,827
  Realized gain (loss) on investments.......        (31)          (384)           11,478
  Unrealized gain (loss) on investments.....     (1,533)          (463)           (7,685)
                                               -------------------------------------------
Net realized and unrealized
  gain (loss) on investments................     (1,476)          (847)            9,620
                                               -------------------------------------------
Net increase (decrease) in net
  assets resulting from operations..........    $(1,631)         $(900)          $ 8,577
                                               ===========================================

                                                 GLOBAL                         GLOBAL
                                               STRATEGIC        CAPITAL         TOTAL
                                                 INCOME         GROWTH          RETURN
                                               SUBACCOUNT     SUBACCOUNT*     SUBACCOUNT
                                               -----------------------------------------
Investment income (loss):
  Dividend distributions....................     $---           $ ---          $   ---
  Expenses (NOTE 2):
    Mortality and expense risk fee..........      (57)            (17)            (147)
    Administrative fee......................       (7)             (2)             (17)
                                               -----------------------------------------
Net investment income (loss)................      (64)            (19)            (164)

Net realized and unrealized
  gain (loss) on investments:
  Capital gains distributions...............      ---             ---            1,215
  Realized gain (loss) on investments.......      (19)            (39)            (116)
  Unrealized gain (loss) on investments.....      183            (615)          (2,441)
                                               -----------------------------------------
Net realized and unrealized
  gain (loss) on investments................      164            (654)          (1,342)
                                               -----------------------------------------
Net increase (decrease) in net
  assets resulting from operations..........     $100           $(673)         $(1,506)
                                               =========================================

*For the period from May 1, 2000 (inception date) through December 31, 2000.

                                  See accompanying notes.

VARIABLE ANNUITY ACCOUNT VIII
==========================================================================================
STATEMENTS OF OPERATIONS (CONTINUED)                          YEAR ENDED DECEMBER 31, 2000
                                                                         (EXCEPT AS NOTED)
------------------------------------------------------------------------------------------
                                                                            (IN THOUSANDS)

                                                MANAGED
                                                 ASSET          EQUITY
                                               ALLOCATION       INCOME       HIGH YIELD
                                               SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                               ----------------------------------------
Investment income (loss):
  Dividend distributions....................    $    98        $   127        $ 1,025
  Expenses (NOTE 2):
    Mortality and expense risk fee..........       (523)          (742)          (174)
    Administrative fee......................        (63)           (89)           (21)
                                               ----------------------------------------
Net investment income (loss)................       (488)          (704)           830

Net realized and unrealized
  gain (loss) on investments:
  Capital gains distributions...............      1,685          5,202            ---
  Realized gain (loss) on investments.......        915         (1,914)          (634)
  Unrealized gain (loss) on investments.....     (3,120)         3,093           (598)
                                               ----------------------------------------
Net realized and unrealized
  gain (loss) on investments................       (520)         6,381         (1,232)
                                               ----------------------------------------
Net increase (decrease) in net
  assets resulting from operations..........    $(1,008)       $ 5,677        $  (402)
                                               ========================================

                                                SMALL CAP        SOCIAL
                                                  VALUE        AWARENESS      TECHNOLOGY
                                               SUBACCOUNT*     SUBACCOUNT     SUBACCOUNT*
                                               ------------------------------------------
Investment income (loss):
  Dividend distributions....................      $---          $   ---        $   ---
  Expenses (NOTE 2):
    Mortality and expense risk fee..........        (9)            (574)           (26)
    Administrative fee......................        (1)             (68)            (3)
                                               ------------------------------------------
Net investment income (loss)................       (10)            (642)           (29)

Net realized and unrealized
  gain (loss) on investments:
  Capital gains distributions...............       ---              ---            ---
  Realized gain (loss) on investments.......         2              958           (376)
  Unrealized gain (loss) on investments.....       147           (7,674)        (1,579)
                                               ------------------------------------------
Net realized and unrealized
  gain (loss) on investments................       149           (6,716)        (1,955)
                                               ------------------------------------------
Net increase (decrease) in net
  assets resulting from operations..........      $139          $(7,358)       $(1,984)
                                               ==========================================

*For the period from May 1, 2000 (inception date) through December 31, 2000.

                                  See accompanying notes.

==========================================================================================

------------------------------------------------------------------------------------------

                                                              MAIN STREET
                                                MID CAP         GROWTH        SMALL CAP
                                                 VALUE       AND INCOME(R)      GROWTH
                                               SUBACCOUNT     SUBACCOUNT*     SUBACCOUNT
                                               -----------------------------------------
Investment income (loss):
  Dividend distributions....................    $   ---         $   4          $   ---
  Expenses (NOTE 2):
    Mortality and expense risk fee..........       (510)          (26)            (407)
    Administrative fee......................        (61)           (3)             (49)
                                               -----------------------------------------
Net investment income (loss)................       (571)          (25)            (456)

Net realized and unrealized
  gain (loss) on investments:
  Capital gains distributions...............        432           ---              334
  Realized gain (loss) on investments.......      2,040           (25)           2,912
  Unrealized gain (loss) on investments.....      9,302          (536)          (9,011)
                                               -----------------------------------------
Net realized and unrealized
  gain (loss) on investments................     11,774          (561)          (5,765)
                                               -----------------------------------------
Net increase (decrease) in net
  assets resulting from operations..........    $11,203         $(586)         $(6,221)
                                               =========================================

                                               SELECT 25
                                               SUBACCOUNT     COMBINED
                                               ------------------------
Investment income (loss):
  Dividend distributions....................   $   ---        $  3,286
  Expenses (NOTE 2):
    Mortality and expense risk fee..........      (263)         (8,600)
    Administrative fee......................       (31)         (1,027)
                                               ------------------------
Net investment income (loss)................      (294)         (6,341)

Net realized and unrealized
  gain (loss) on investments:
  Capital gains distributions...............       ---          37,213
  Realized gain (loss) on investments.......        54          15,191
  Unrealized gain (loss) on investments.....    (3,598)        (66,292)
                                               ------------------------
Net realized and unrealized
  gain (loss) on investments................    (3,544)        (13,888)
                                               ------------------------
Net increase (decrease) in net
  assets resulting from operations..........   $(3,838)       $(20,229)
                                               ========================

*For the period from May 1, 2000 (inception date) through December 31, 2000.

                                  See accompanying notes.

VARIABLE ANNUITY ACCOUNT VIII
==========================================================================================
STATEMENTS OF                                                 YEAR ENDED DECEMBER 31, 2000
CHANGES IN NET ASSETS                                                    (EXCEPT AS NOTED)
------------------------------------------------------------------------------------------
                                                                            (IN THOUSANDS)

                                                                LARGE CAP        MONEY
                                                   EQUITY         VALUE          MARKET
                                                 SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                                 ----------------------------------------
Increase (decrease) in net assets:
  From operations:
    Net investment income (loss)..............   $ (1,703)      $    877       $    (280)
    Capital gains distributions...............      9,878          4,468             ---
    Realized gain (loss) on investments.......       (352)        (6,281)            255
    Unrealized gain (loss) on investments.....    (26,539)        (4,192)          1,510
                                                 ----------------------------------------
  Net increase (decrease) in
    net assets from operations................    (18,716)        (5,128)          1,485

  From contractholder transactions (NOTE 3):
    Variable annuity deposits.................     58,477         16,801         165,058
    Terminations and withdrawals..............    (72,085)       (25,525)       (158,685)
    Annuity payments..........................        (19)           (18)            (10)
    Mortality adjustment......................          1              2             ---
                                                 ----------------------------------------
  Net increase (decrease) in net assets
    from contractholder transactions..........    (13,626)        (8,740)          6,363
                                                 ----------------------------------------
Net increase (decrease) in net assets.........    (32,342)       (13,868)          7,848
Net assets at beginning of year...............    139,615         61,840          30,460
                                                 ----------------------------------------
Net assets at end of year.....................   $107,273       $ 47,972       $  38,308
                                                 ========================================

                                                                DIVERSIFIED     LARGE CAP
                                                   GLOBAL         INCOME         GROWTH
                                                 SUBACCOUNT     SUBACCOUNT     SUBACCOUNT*
                                                 -----------------------------------------
Increase (decrease) in net assets:
  From operations:
    Net investment income (loss)..............   $ (1,133)      $   (206)        $   (9)
    Capital gains distributions...............      8,084            ---            ---
    Realized gain (loss) on investments.......      8,276         (1,477)           (51)
    Unrealized gain (loss) on investments.....    (14,308)         3,804           (439)
                                                 -----------------------------------------
  Net increase (decrease) in
    net assets from operations................        919          2,121           (499)

  From contractholder transactions (NOTE 3):
    Variable annuity deposits.................     64,682         19,650          3,524
    Terminations and withdrawals..............    (48,276)       (21,777)          (402)
    Annuity payments..........................         (1)            (9)           ---
    Mortality adjustment......................        ---            ---            ---
                                                 -----------------------------------------
  Net increase (decrease) in net assets
    from contractholder transactions..........     16,405         (2,136)         3,122
                                                 -----------------------------------------
Net increase (decrease) in net assets.........     17,324            (15)         2,623
Net assets at beginning of year...............     66,207         33,110            ---
                                                 -----------------------------------------
Net assets at end of year.....................   $ 83,531       $ 33,095         $2,623
                                                 =========================================

*For the period from May 1, 2000 (inception date) through December 31, 2000.

                                  See accompanying notes.

==========================================================================================

------------------------------------------------------------------------------------------

                                                  ENHANCED                       MID CAP
                                                   INDEX       INTERNATIONAL      GROWTH
                                                 SUBACCOUNT     SUBACCOUNT      SUBACCOUNT
                                                 -----------------------------------------
Increase (decrease) in net assets:
  From operations:
    Net investment income (loss)..............    $  (155)       $    (53)      $ (1,043)
    Capital gains distributions...............         88             ---          5,827
    Realized gain (loss) on investments.......        (31)           (384)        11,478
    Unrealized gain (loss) on investments.....     (1,533)           (463)        (7,685)
                                                 -----------------------------------------
  Net increase (decrease) in
    net assets from operations................     (1,631)           (900)         8,577

  From contractholder transactions (NOTE 3):
    Variable annuity deposits.................     14,941          24,418         75,650
    Terminations and withdrawals..............     (5,526)        (20,012)       (49,562)
    Annuity payments..........................        ---             ---            ---
    Mortality adjustment......................        ---             ---            ---
                                                 -----------------------------------------
  Net increase (decrease) in net assets
    from contractholder transactions..........      9,415           4,406         26,088
                                                 -----------------------------------------
Net increase (decrease) in net assets.........      7,784           3,506         34,665
Net assets at beginning of year...............      5,843           1,677         54,140
                                                 -----------------------------------------
Net assets at end of year.....................    $13,627        $  5,183       $ 88,805
                                                 =========================================

                                                   GLOBAL                         GLOBAL
                                                 STRATEGIC        CAPITAL         TOTAL
                                                   INCOME         GROWTH          RETURN
                                                 SUBACCOUNT     SUBACCOUNT*     SUBACCOUNT
                                                 -----------------------------------------
Increase (decrease) in net assets:
  From operations:
    Net investment income (loss)..............    $   (64)        $  (19)        $  (164)
    Capital gains distributions...............        ---            ---           1,215
    Realized gain (loss) on investments.......        (19)           (39)           (116)
    Unrealized gain (loss) on investments.....        183           (615)         (2,441)
                                                 -----------------------------------------
  Net increase (decrease) in
    net assets from operations................        100           (673)         (1,506)

  From contractholder transactions (NOTE 3):
    Variable annuity deposits.................      3,347          5,016           3,114
    Terminations and withdrawals..............     (2,950)          (351)         (5,071)
    Annuity payments..........................         (6)           ---              (3)
    Mortality adjustment......................        ---            ---             ---
                                                 -----------------------------------------
  Net increase (decrease) in net assets
    from contractholder transactions..........        391          4,665          (1,960)
                                                 -----------------------------------------
Net increase (decrease) in net assets.........        491          3,992          (3,466)
Net assets at beginning of year...............      4,145            ---          13,997
                                                 -----------------------------------------
Net assets at end of year.....................    $ 4,636         $3,992         $10,531
                                                 =========================================

*For the period from May 1, 2000 (inception date) through December 31, 2000.

                                  See accompanying notes.

VARIABLE ANNUITY ACCOUNT VIII
==========================================================================================
STATEMENTS OF                                                 YEAR ENDED DECEMBER 31, 2000
CHANGES IN NET ASSETS (CONTINUED)                                        (EXCEPT AS NOTED)
------------------------------------------------------------------------------------------
                                                                            (IN THOUSANDS)

                                                  MANAGED
                                                   ASSET          EQUITY
                                                 ALLOCATION       INCOME       HIGH YIELD
                                                 SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                                 ----------------------------------------
Increase (decrease) in net assets:
  From operations:
    Net investment income (loss)..............   $  (488)       $   (704)       $   830
    Capital gains distributions...............     1,685           5,202            ---
    Realized gain (loss) on investments.......       915          (1,914)          (634)
    Unrealized gain (loss) on investments.....    (3,120)          3,093           (598)
                                                 ----------------------------------------
  Net increase (decrease) in
    net assets from operations................    (1,008)          5,677           (402)

  From contractholder transactions (NOTE 3):
    Variable annuity deposits.................    13,787          21,749          9,644
    Terminations and withdrawals..............   (15,095)        (31,226)        (7,102)
    Annuity payments..........................        (3)             (3)           (10)
    Mortality adjustment......................       ---             ---            ---
                                                 ----------------------------------------
  Net increase (decrease) in net assets
    from contractholder transactions..........    (1,311)         (9,480)         2,532
                                                 ----------------------------------------
Net increase (decrease) in net assets.........    (2,319)         (3,803)         2,130
Net assets at beginning of year...............    43,656          64,844         13,616
                                                 ----------------------------------------
Net assets at end of year.....................   $41,337        $ 61,041        $15,746
                                                 ========================================

                                                 SMALL CAP        SOCIAL
                                                   VALUE        AWARENESS     TECHNOLOGY
                                                 SUBACCOUNT*    SUBACCOUNT    SUBACCOUNT*
                                                 ----------------------------------------
Increase (decrease) in net assets:
  From operations:
    Net investment income (loss)..............    $  (10)       $   (642)      $   (29)
    Capital gains distributions...............       ---             ---           ---
    Realized gain (loss) on investments.......         2             958          (376)
    Unrealized gain (loss) on investments.....       147          (7,674)       (1,579)
                                                 ----------------------------------------
  Net increase (decrease) in
    net assets from operations................       139          (7,358)       (1,984)

  From contractholder transactions (NOTE 3):
    Variable annuity deposits.................     2,372          22,224         7,574
    Terminations and withdrawals..............      (146)        (16,932)       (1,923)
    Annuity payments..........................       ---             ---           ---
    Mortality adjustment......................       ---             ---           ---
                                                 ----------------------------------------
  Net increase (decrease) in net assets
    from contractholder transactions..........     2,226           5,292         5,651
                                                 ----------------------------------------
Net increase (decrease) in net assets.........     2,365          (2,066)        3,667
Net assets at beginning of year...............       ---          45,110           ---
                                                 ----------------------------------------
Net assets at end of year.....................    $2,365        $ 43,044       $ 3,667
                                                 ========================================

*For the period from May 1, 2000 (inception date) through December 31, 2000.

                                  See accompanying notes.

==========================================================================================

------------------------------------------------------------------------------------------

                                                                MAIN STREET
                                                  MID CAP         GROWTH        SMALL CAP
                                                   VALUE       AND INCOME(R)      GROWTH
                                                 SUBACCOUNT     SUBACCOUNT*     SUBACCOUNT
                                                 -----------------------------------------
Increase (decrease) in net assets:
  From operations:
    Net investment income (loss)..............   $   (571)        $  (25)       $   (456)
    Capital gains distributions...............        432            ---             334
    Realized gain (loss) on investments.......      2,040            (25)          2,912
    Unrealized gain (loss) on investments.....      9,302           (536)         (9,011)
                                                 -----------------------------------------
  Net increase (decrease) in
    net assets from operations................     11,203           (586)         (6,221)

  From contractholder transactions (NOTE 3):
    Variable annuity deposits.................     24,969          7,078          49,448
    Terminations and withdrawals..............    (10,962)          (500)        (28,931)
    Annuity payments..........................         (1)           ---             ---
    Mortality adjustment......................        ---            ---             ---
                                                 -----------------------------------------
  Net increase (decrease) in net assets
    from contractholder transactions..........     14,006          6,578          20,517
                                                 -----------------------------------------
Net increase (decrease) in net assets.........     25,209          5,992          14,296
Net assets at beginning of year...............     29,370            ---          18,529
                                                 -----------------------------------------
Net assets at end of year.....................   $ 54,579         $5,992        $ 32,825
                                                 =========================================

                                                 SELECT 25
                                                 SUBACCOUNT      COMBINED
                                                 -------------------------
Increase (decrease) in net assets:
  From operations:
    Net investment income (loss)..............    $  (294)      $  (6,341)
    Capital gains distributions...............        ---          37,213
    Realized gain (loss) on investments.......         54          15,191
    Unrealized gain (loss) on investments.....     (3,598)        (66,292)
                                                 -------------------------
  Net increase (decrease) in
    net assets from operations................     (3,838)        (20,229)

  From contractholder transactions (NOTE 3):
    Variable annuity deposits.................     22,052         635,575
    Terminations and withdrawals..............     (7,695)       (530,734)
    Annuity payments..........................        ---             (83)
    Mortality adjustment......................        ---               3
                                                 -------------------------
  Net increase (decrease) in net assets
    from contractholder transactions..........     14,357         104,761
                                                 -------------------------
Net increase (decrease) in net assets.........     10,519          84,532
Net assets at beginning of year...............     12,460         638,619
                                                 -------------------------
Net assets at end of year.....................    $22,979       $ 723,151
                                                 =========================

*For the period from May 1, 2000 (inception  date) through  December 31, 2000.

                                  See accompanying notes.

VARIABLE ANNUITY ACCOUNT VIII
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2000 AND 1999

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

    ORGANIZATION  -- Variable  Annuity  Account VIII (the Account) is a separate account of Security  Benefit Life Insurance  Company  (SBL).  The Account is
    registered as a unit  investment  trust under the Investment  Company Act of
    1940, as amended.  Deposits  received by the Account are invested in the SBL
    Fund, a mutual fund not  otherwise  available to the public.  As directed by the owners,  amounts deposited may be invested in shares of Series A (Equity
    Series - emphasis on capital appreciation), Series B (Large Cap Value Series
    - emphasis  on capital  appreciation  with  secondary  emphasis  on income),
    Series C (Money  Market  Series -  emphasis  on capital  preservation  while generating interest income), Series D (Global Series - emphasis on long-term capital growth through  investment in foreign and domestic common stocks and equivalents),  Series E  (Diversified  Income  Series - emphasis  on current income with  security  of  principal),  Series G (Large Cap Growth  Series -
    emphasis  on  long-term  capital  growth by  investing  primarily  in equity securities  of large  capitalization  companies),  Series H (Enhanced  Index
    Series - emphasis on capital appreciation consistent with performance of the
    Standard & Poor's 500 Composite  Index),  Series I  (International  Series -
    emphasis on long-term capital appreciation from investment in foreign equity securities),  Series  J  (Mid  Cap  Growth  Series  -  emphasis  on  capital appreciation),  Series K (Global  Strategic Income Series - emphasis on high current income with secondary  emphasis on capital  appreciation),  Series L
    (Capital  Growth  Series  -  emphasis  on  growth  of  capital  by  pursuing aggressive  investment  policies  primarily  in  equity  securities  of U.S.
    companies),  Series M (Global  Total Return  Series - emphasis on high total return  consisting of capital  appreciation  and current  income),  Series N
    (Managed Asset Allocation  Series - emphasis on high level of total return),
    Series O (Equity Income Series - emphasis on substantial dividend income and capital  appreciation),  Series  P (High  Yield  Series -  emphasis  on high current  income  with  secondary  emphasis on capital  appreciation  through investment in higher yielding, higher risk debt securities), Series Q (Small
    Cap Value Series - emphasis on capital  growth by investing in securities of small  capitalization  companies),  Series  S  (Social  Awareness  Series  -
    emphasis on capital appreciation), Series T (Technology Series - emphasis on long-term  capital  appreciation  by investing in the equity  securities  of technology  companies),  Series  V (Mid  Cap  Value  Series  -  emphasis  on long-term  growth of capital),  Series W (Main Street  Growth and  Income(R)
    Series - emphasis on high total  return  from  equity and debt  securities),
    Series X (Small Cap Growth Series - emphasis on long-term growth of capital)
    and Series Y (Select 25 Series - emphasis on long-term capital  appreciation from a concentration of 20 to 30 common stocks).

    During 2000,  the former  Growth  Series,  Growth-Income  Series,  Worldwide
    Equity Series,  High Grade Income Series,  Mid Cap Series,  Value Series and
    Small Cap Series were renamed Equity Series, Large Cap Value Series,  Global
    Series,  Diversified  Income Series,  Mid Cap Growth  Series,  Mid Cap Value
    Series and Small Cap Growth Series, respectively.

    Under the terms of the investment advisory contracts,  portfolio investments of the underlying mutual funds are made by Security Management Company,  LLC
    (SMC),  a limited  liability  company  controlled  by its  members,  SBL and
    Security Benefit Group, Inc., a wholly-owned subsidiary of SBL.

    SMC has  engaged  T. Rowe Price  Associates,  Inc.  to provide  sub-advisory services  for the  Managed  Asset  Allocation  Series and the Equity  Income
    Series; Strong Capital Management, Inc. to provide sub-advisory services for the Small Cap Value Series and Small Cap Growth Series;  Oppenheimer  Funds,
    Inc. to provide sub-advisory  services for the Global Series and Main Street
    Growth and Income(R) Series;  Banker's Trust Company to provide sub-advisory services  for  the  Enhanced  Index  Series  and the  International  Series;
    Wellington  Management  Company  LLP  (Wellington   Management)  to  provide
    sub-advisory  services for the Global  Strategic  Income Series,  the Global
    Total  Return  Series  and  the  Technology  Series;  and  Alliance  Capital
    Management,  LLP to provide  sub-advisory  services  for the Capital  Growth
    Series.

    The Account receives  deposits from three Variable Annuity  contracts issued by SBL: Variflex LS Variable Annuity,  Variflex  Signature  Variable Annuity
    and,  beginning May 1, 2000,  Variflex Extra Credit Variable  Annuity (Extra
    Credit).

    INVESTMENT VALUATION -- Investments in mutual fund shares are carried in the balance  sheet at market  value (net asset  value of the  underlying  mutual fund).  Investment  transactions  are  accounted  for  on  the  trade  date.
    Beginning January 1, 2000, realized gains and losses on sales of investments are determined  based on the average cost of investments  sold.  Previously, the first-in, first-out method was used. This change in accounting principle had no effect on net assets.

    The cost of investments purchased and proceeds from investments sold for the year ended December 31 were as follows (In Thousands):

                                                       COST OF       PROCEEDS
                                                      PURCHASES     FROM SALES
                                                      ---------     ----------
      Equity Series................................   $ 71,381       $ 76,840
      Large Cap Value Series.......................     24,198         27,589
      Money Market Series..........................    171,153        165,079
      Global Series................................     75,516         52,147
      Diversified Income Series....................     20,730         23,064
      Large Cap Growth Series......................      3,633            520
      Enhanced Index Series........................     15,291          5,942
      International Series.........................     25,278         20,925
      Mid Cap Growth Series........................     86,526         55,644
      Global Strategic Income Series...............      3,450          3,122
      Capital Growth Series........................      5,230            583
      Global Total Return Series...................      4,520          5,424
      Managed Asset Allocation Series..............     16,620         16,735
      Equity Income Series.........................     28,464         33,432
      High Yield Series............................     11,253          7,887
      Small Cap Value Series.......................      2,438            222
      Social Awareness Series......................     23,520         18,869
      Technology Series............................      7,820          2,200
      Mid Cap Value Series.........................     26,872         12,997
      Main Street Growth and Income(R) Series......      7,452            899
      Small Cap Growth Series......................     52,319         31,915
      Select 25 Series.............................     23,035          8,978

    ANNUITY  RESERVES -- Annuity  reserves relate to contracts that have matured and are in the payout  stage.  Such  reserves  are  computed on the basis of published  mortality  tables using assumed  interest rates that will provide reserves as prescribed by law. In cases where the payout option  selected is
    life  contingent,   SBL  periodically   recalculates  the  required  annuity
    reserves,  and any resulting adjustment is either charged or credited to SBL and not to the Account.

    REINVESTMENT OF DIVIDENDS -- Dividend and capital gains  distributions  paid by the mutual fund to the Account are  reinvested  in  additional  shares of each respective series.  Dividend income and capital gains distributions are recorded as income on the ex-dividend date.

    FEDERAL  INCOME  TAXES -- The  operations  of the  Account are a part of the operations of SBL.  Under current law, no federal income taxes are allocated by SBL to the operations of the Account.

    USE OF ESTIMATES -- The  preparation  of financial  statements in conformity with accounting  principles generally accepted in the United States requires management  to make  estimates  and  assumptions  that  affect  the  amounts reported in the financial  statements and accompanying notes. Actual results could differ from those estimates.

2.  VARIABLE ANNUITY CONTRACT CHARGES

    SBL deducts a daily administrative fee equivalent to an annual rate of 0.15%
    of the  average  daily  net asset  value.  Additionally,  for  Extra  Credit contracts an account administrative fee of $30 is deducted annually,  except for certain  contracts  based on a minimum  account  value and the period of time the contract has been in force. The mortality and expense risks assumed by SBL are compensated for by a fee equivalent to an annual rate of 1.25% of average daily net asset value, of which 0.7% is for assuming mortality risks and the  remainder  is for assuming  expense  risks.  Extra Credit  contract owners may elect an annual stepped up death benefit for an additional fee of
    0.2% of average daily net asset value.

    When  applicable,  an amount for state premium taxes is deducted as provided by pertinent state law either from the purchase  payments or from the amount applied to effect an annuity at the time annuity payments commence.

3.  SUMMARY OF UNIT TRANSACTIONS (IN THOUSANDS)

    Equity Subaccount:
      Variable annuity deposits........................................    2,297
      Terminations, withdrawals and administrative expense charges.....    2,838

    Large Cap Value Subaccount:
      Variable annuity deposits........................................      933
      Terminations, withdrawals and administrative expense charges.....    1,418

    Money Market Subaccount:
      Variable annuity deposits........................................   13,583
      Terminations, withdrawals and administrative expense charges.....   13,057

    Global Subaccount:
      Variable annuity deposits........................................    2,463
      Terminations, withdrawals and administrative expense charges.....    1,825

    Diversified Income Subaccount:
      Variable annuity deposits........................................    1,556
      Terminations, withdrawals and administrative expense charges.....    1,732

    Large Cap Growth Subaccount:
      Variable annuity deposits........................................      378
      Terminations, withdrawals and administrative expense charges.....       47

    Enhanced Index Subaccount:
      Variable annuity deposits........................................    1,382
      Terminations, withdrawals and administrative expense charges.....      524

    International Subaccount:
      Variable annuity deposits........................................    2,161
      Terminations, withdrawals and administrative expense charges.....    1,777

    Mid Cap Growth Subaccount:
      Variable annuity deposits........................................    2,206
      Terminations, withdrawals and administrative expense charges.....    1,427

    Global Strategic Income Subaccount:
      Variable annuity deposits........................................      251
      Terminations, withdrawals and administrative expense charges.....      222

    Capital Growth Subaccount:
      Variable annuity deposits........................................      540
      Terminations, withdrawals and administrative expense charges.....       39

    Global Total Return Subaccount:
      Variable annuity deposits........................................      212
      Terminations, withdrawals and administrative expense charges.....      342

    Managed Asset Allocation Subaccount:
      Variable annuity deposits........................................      798
      Terminations, withdrawals and administrative expense charges.....      873

    Equity Income Subaccount:
      Variable annuity deposits........................................    1,152
      Terminations, withdrawals and administrative expense charges.....    1,675

    High Yield Subaccount:
      Variable annuity deposits........................................      799
      Terminations, withdrawals and administrative expense charges.....      588

    Small Cap Value Subaccount:
      Variable annuity deposits........................................      237
      Terminations, withdrawals and administrative expense charges.....       15

    Social Awareness Subaccount:
      Variable annuity deposits........................................      854
      Terminations, withdrawals and administrative expense charges.....      659

    Technology Subaccount:
      Variable annuity deposits........................................      840
      Terminations, withdrawals and administrative expense charges.....      236

    Mid Cap Value Subaccount:
      Variable annuity deposits........................................    1,247
      Terminations, withdrawals and administrative expense charges.....      549

    Main Street Growth and Income(R) Subaccount:
      Variable annuity deposits........................................      723
      Terminations, withdrawals and administrative expense charges.....       52

    Small Cap Growth Subaccount:
      Variable annuity deposits........................................    2,317
      Terminations, withdrawals and administrative expense charges.....    1,384

    Select 25 Subaccount:
      Variable annuity deposits........................................    1,931
      Terminations, withdrawals and administrative expense charges.....      677